9 Related parties (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Jun. 30, 2020	Apr. 30, 2020	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Sales		R$ 47,331,414	R$ 45,879,118	R$ 46,576,657
Petroleo Riograndanse S.A. ("RPR") [member]
Disclosure of transactions between related parties [line items]
Sales		93,632	257,295
New and/or renewed agreements with related companies [member] | Novonor S.A [member]
Disclosure of transactions between related parties [line items]
Related parties amount	R$ 45,408
Related parties estimated value	R$ 669,000
Borrowings terms	P7Y
Agreement with petrobras [member] | Petrobras and subsidiaries [member]
Disclosure of transactions between related parties [line items]
Related parties estimated value							R$ 89,100	R$ 76,161
Agreement with petrobras [member] | Alberto Pasqualini Refinery (REFAP) [member]
Disclosure of transactions between related parties [line items]
Related parties amount		31,730	24,981
Related parties estimated value						R$ 240,000
Two Naphtha Supply Agreements [member] | Petrobras and subsidiaries [member]
Disclosure of transactions between related parties [line items]
Related parties amount		18,200
Related parties estimated value		5,000,000	2,500,000
Sales Option Agreement [member] | Petrobras and subsidiaries [member]
Disclosure of transactions between related parties [line items]
Related parties estimated value						R$ 30,000,000
Amendments With Transpetro [member]
Disclosure of transactions between related parties [line items]
Related parties amount		53,688	79,123
Related parties estimated value		620,500	107,361
Agreement With Petrocoque [member]
Disclosure of transactions between related parties [line items]
Related parties amount		34,141	42,835
Related parties estimated value					R$ 325,600
Second Amendment Agreement [member]
Disclosure of transactions between related parties [line items]
Related parties amount		183,476	236,913
Related parties estimated value		268,338
Gasoline to petrobras distribuidora S.A [member] | Petrobras and subsidiaries [member]
Disclosure of transactions between related parties [line items]
Related parties amount		592,013	R$ 901,574
Related parties estimated value		482,400
Agreement With Transpetro [member]
Disclosure of transactions between related parties [line items]
Related parties estimated value		28,878
Petrobras [member]
Disclosure of transactions between related parties [line items]
Related parties estimated value		9,200,000
Petrobras [member] | Sale Agreement [Member]
Disclosure of transactions between related parties [line items]
Related parties amount		2,800
Related parties estimated value		25,000
Board of directors [member] | New and/or renewed agreements with related companies [member]
Disclosure of transactions between related parties [line items]
Related parties amount		60,000
Board of directors [member] | New and/or renewed agreements with related companies [member] | Top of Range [member]
Disclosure of transactions between related parties [line items]
Related parties amount		R$ 20,000